Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract with Customer, Liability [Roll Forward]
Beginning Balance	$ 8,167	$ 751	$ 2,488	$ 2,585
Bookings and other	32,067	73,900	43,848	91,966
Revenue recognized	(34,231)	(68,648)	(45,585)	(92,063)
Ending Balance	$ 6,003	$ 6,003	$ 751	$ 2,488